Diversified Value Portfolio
Schedule of Investments (unaudited)
As of September 30, 2022
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (94.2%)
Communication Services (7.4%)
*	Alphabet Inc. Class A	419,560	40,131
	Comcast Corp. Class A	242,238	7,105
*	Warner Bros Discovery Inc.	606,979	6,980
*	Walt Disney Co.	62,711	5,916
	Vodafone Group plc ADR	366,849	4,156
	News Corp. Class A	252,544	3,816
	Paramount Global Inc. Class B	107,600	2,049
	Omnicom Group Inc.	29,391	1,854
			72,007
Consumer Discretionary (9.2%)
*	Amazon.com Inc.	227,440	25,701
	McDonald's Corp.	54,251	12,518
	General Motors Co.	308,183	9,890
	Home Depot Inc.	26,725	7,374
	Dollar General Corp.	29,082	6,976
	Magna International Inc.	142,575	6,761
*	Aptiv plc	80,725	6,313
	NIKE Inc. Class B	62,507	5,195
*	Booking Holdings Inc.	1,800	2,958
	Starbucks Corp.	33,136	2,792
*	Adient plc	41,837	1,161
*	Goodyear Tire & Rubber Co.	109,808	1,108
			88,747
Consumer Staples (4.9%)
	Coca-Cola Co.	216,386	12,122
	Procter & Gamble Co.	92,970	11,737
	Unilever plc ADR	159,693	7,001
	Sysco Corp.	97,988	6,929
	Mondelez International Inc. Class A	92,061	5,048
	Estee Lauder Cos. Inc. Class A	22,223	4,798
			47,635
Energy (7.0%)
	ConocoPhillips	189,278	19,371
	APA Corp.	231,253	7,906
	Shell plc ADR	141,036	7,018
	NOV Inc.	379,315	6,137
	Marathon Oil Corp.	265,587	5,997
	Hess Corp.	44,312	4,830
	Halliburton Co.	175,779	4,328
	Murphy Oil Corp.	105,040	3,694
	Ovintiv Inc. (XNYS)	63,800	2,935

		Shares	Market Value ($000)
	Cenovus Energy Inc.	143,100	2,199
	Schlumberger NV	50,500	1,813
	Baker Hughes Co. Class A	67,300	1,411
			67,639
Financials (17.7%)
	Wells Fargo & Co.	496,964	19,988
	Bank of America Corp.	633,529	19,133
	Citigroup Inc.	419,053	17,462
	Intercontinental Exchange Inc.	190,339	17,197
	American Express Co.	108,349	14,617
	American International Group Inc.	298,802	14,187
	Marsh & McLennan Cos. Inc.	74,233	11,082
	PNC Financial Services Group Inc.	69,607	10,401
	Goldman Sachs Group Inc.	30,690	8,994
	Bank of New York Mellon Corp.	211,734	8,156
	Hartford Financial Services Group Inc.	106,400	6,590
	Citizens Financial Group Inc.	172,561	5,929
	Commerce Bancshares Inc.	79,493	5,259
	First Citizens BancShares Inc. Class A	3,872	3,088
*,1	Corebridge Financial Inc.	102,500	2,018
	Credit Suisse Group AG ADR	484,400	1,899
	Capital One Financial Corp.	20,500	1,890
	Equitable Holdings Inc.	65,264	1,720
	State Street Corp.	23,210	1,411
			171,021
Health Care (15.5%)
	Johnson & Johnson	159,289	26,022
	Medtronic plc	217,233	17,542
	Thermo Fisher Scientific Inc.	26,488	13,434
	Humana Inc.	27,635	13,408
	Danaher Corp.	50,439	13,028
	Elevance Health Inc.	19,981	9,076
*	Boston Scientific Corp.	225,613	8,738
	UnitedHealth Group Inc.	16,666	8,417
	Zoetis Inc.	42,834	6,352
	CVS Health Corp.	63,300	6,037
*	IQVIA Holdings Inc.	31,163	5,645
*	Centene Corp.	66,160	5,148
	HCA Healthcare Inc.	22,200	4,080
*	Vertex Pharmaceuticals Inc.	10,910	3,159
	Cigna Corp.	11,100	3,080
	Zimmer Biomet Holdings Inc.	24,011	2,510
	Sanofi ADR	54,264	2,063
	GSK plc ADR	60,732	1,787
			149,526
Industrials (10.1%)
	General Electric Co.	315,952	19,561
	Honeywell International Inc.	92,746	15,486
	Norfolk Southern Corp.	47,719	10,004
	Waste Management Inc.	57,355	9,189
	FedEx Corp.	52,373	7,776
	Cummins Inc.	28,551	5,810
	CNH Industrial NV	432,434	4,830
	HEICO Corp.	29,671	4,272
	PACCAR Inc.	50,520	4,228
*	Boeing Co.	34,600	4,189
	Raytheon Technologies Corp.	49,900	4,085

		Shares	Market Value ($000)
	Caterpillar Inc.	23,738	3,895
*	Southwest Airlines Co.	74,516	2,298
*	Fluor Corp.	64,750	1,612
			97,235
Information Technology (19.0%)
	Microsoft Corp.	225,087	52,423
	Visa Inc. Class A	90,735	16,119
	Analog Devices Inc.	82,344	11,474
	Oracle Corp.	169,664	10,361
*	Workday Inc. Class A	66,400	10,107
*	F5 Inc.	67,700	9,798
	Cisco Systems Inc.	242,989	9,720
*	Salesforce Inc.	55,793	8,025
	Amphenol Corp. Class A	111,329	7,455
	Accenture plc Class A	25,319	6,515
	Applied Materials Inc.	71,600	5,866
	Texas Instruments Inc.	36,894	5,710
*	Adobe Inc.	20,635	5,679
	TE Connectivity Ltd.	35,960	3,969
	Corning Inc.	129,730	3,765
	Telefonaktiebolaget LM Ericsson ADR	648,915	3,725
	Micron Technology Inc.	73,600	3,687
*	PayPal Holdings Inc.	36,707	3,159
*	Fiserv Inc.	24,000	2,246
	Cognex Corp.	52,244	2,165
	Cognizant Technology Solutions Corp. Class A	33,200	1,907
			183,875
Materials (1.2%)
	Avery Dennison Corp.	34,674	5,642
	Olin Corp.	111,600	4,785
	International Paper Co.	37,197	1,179
			11,606
Real Estate (1.2%)
	Prologis Inc.	119,403	12,131
Utilities (1.0%)
	PPL Corp.	371,255	9,411
Total Common Stocks (Cost $949,670)			910,833
Temporary Cash Investments (5.8%)
Money Market Fund (5.8%)
[2,3]	Vanguard Market Liquidity Fund, 2.828% (Cost $56,130)	561,390	56,122
Total Investments (100.0%) (Cost $1,005,800)			966,955
Other Assets and Liabilities—Net (0.0%)			(438)
Net Assets (100%)			966,517
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,609,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $1,634,000 was received for securities on loan.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2022	152	27,371	(3,813)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At September 30, 2022, 100% of the market value of the portfolio’s investments and derivatives was determined based on Level 1 inputs.